Provisions for legal proceedings and contingent liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	R$ 1,095	R$ 1,171
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	186	212
IR and CSL [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	51	52
PIS and Cofins [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	241	311
ICMS [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	366	349
Other Tax Claims [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	19	24
Tax Claims [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	677	736
Corporate Claims [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	111	103
Civil Claims And Other [Member]
IfrsStatementLineItems [Line Items]
[custom:LongtermLegalProceedingsProvision1-0]	R$ 121	R$ 120